OTHER INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information About Other Investments [Abstract]
Disclosure of detailed information about investments [Table Text Block]
	December 31	December 31
	2020	2019
Balance at beginning of the year	$69	$41
Investment in marketable securities, at cost	5,497	—
Disposals	(862)	—
Unrealized gain (loss) on marketable securities	63	28
Balance at end of the year	$4,767	$69